UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21464

Name of Fund: Floating Rate Income Strategies Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments as of November 30, 2005                                                                 (in U.S. dollars)
                                       Face
Industry                             Amount  Floating Rate Loan Interests**                                              Value
Aerospace & Defense - 5.4%    $  1,662,500   K&F Industries, Inc. Term Loan, 6.45% due 11/18/2013                 $     1,682,242
                                 4,000,000   MRO Acquisitions Corp. Second Lien Term Loan, 9.32%
                                             due 8/15/2011                                                              4,047,500
                                 1,197,000   Mid-Western Aircraft Systems, Inc. Tranche 2 Term Loan B, 6.409%
                                             due 12/31/2011                                                             1,213,608
                                 2,076,923   Standard Aero Holdings Term Loan, 6.22% - 6.44% due 8/24/2012              2,069,135
                                 1,668,141   Vought Aircraft Industries, Inc. Term Loan, 6.72% due 12/22/2011           1,687,168
                                   320,000   Vought Aircraft Industries, Inc. Tranche B Line of Credit Deposit,
                                             5.02% due 12/22/2010                                                         323,033
                                                                                                                  ---------------
                                                                                                                       11,022,686

Airlines - 0.5%                  1,000,000   Delta Air Lines, Inc. Term Loan B, 11.01% due 3/16/2008                    1,038,000

Automotive - 2.5%                4,981,179   Metaldyne Corp. Term Loan D, 8.475% - 8.577% due 12/31/2009                4,979,934

Broadcasting - 4.1%              2,000,000   Entravision Communications Term Loan B, 5.55% due 3/29/2013                2,016,750
                                 1,211,538   NextMedia Group, Inc. First Lien Term Loan, 6.369% due 11/15/2012          1,221,634
                                 2,493,734   Spanish Broadcasting System, Inc. Tranche 2 First Lien Term
                                             Loan B, 6.03% due 6/10/2012                                                2,532,180
                                 2,500,000   Spanish Broadcasting System, Inc. Tranche 3 Second Lien Term
                                             Loan C, 8.02% due 6/10/2013                                                2,540,105
                                                                                                                  ---------------
                                                                                                                        8,310,669

Cable - International - 1.0%     2,000,000   NTL Investment Holdings, Ltd. Term Loan B2, 6.41% due 4/14/2012            2,010,166

Cable - U.S. - 17.1%             1,975,000   Bragg Communications Term Loan B, 6.24% due 8/31/2011                      2,003,391
                                 6,000,000   Century Cable Holdings LLC, Discretionary Term Loan, 8.50%
                                             due 12/31/2009                                                             5,901,000
                                 3,000,000   Century Cable Holdings LLC Term Loan B, 8.50% due 6/30/2009                2,953,392
                                 5,907,594   Charter Communications Operating LLC Tranche B Term Loan,
                                             7.50% due 4/07/2011                                                        5,925,363
                                 1,985,000   Intelsat Ltd. Term Loan, 4% due 7/28/2011                                  2,004,231
                                 2,715,000   MCC Iowa, LLC Tranche A Term Loan, 5.15% - 5.54% due 3/31/2010             2,716,211
                                 3,176,000   Mediacom Illinois LLC Tranche A Term Loan, 6.06% - 6.43%
                                             due 3/31/2013                                                              3,222,150
                                 7,939,759   PanAmSat Corp. Tranche B Term Loan 1, 6.05% - 6.11%
                                             due 8/20/2011                                                              8,043,611
                                 1,990,000   Rainbow National Services LLC Term Loan B, 7% - 7.18%
                                             due 3/31/2012                                                              2,010,398
                                                                                                                  ---------------
                                                                                                                       34,779,747

Chemicals - 3.4%                 1,726,250   Rockwood Specialties Group, Inc. Tranche D Term Loan, 5.93%
                                             due 9/15/2012                                                              1,750,602
                                 3,000,000   Rockwood Specialties Group, Inc. Tranche D Term Loan, 6.466%
                                             due 12/10/2012                                                             3,042,321
                                 2,000,000   Wellman, Inc. Second Lien Term Loan, 11% due 2/10/2010                     2,036,666
                                                                                                                  ---------------
                                                                                                                        6,829,589

Consumer - Non-Durables - 1.2%     909,000   Camelbak Products LLC First Lien Term Loan, 7.29% - 7.38%
                                             due 8/04/2011                                                                901,046
                                 1,485,000   Culligan International Co. Term Loan, 6.64% due 9/30/2011                  1,505,884
                                                                                                                  ---------------
                                                                                                                        2,406,930

Diversified Media - 3.6%         5,500,000   Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 6.27%
                                             due 4/30/2011                                                              5,540,937
                                 1,821,605   RH Donnelley Tranche D Term Loan, 5.52% - 5.86% due 8/30/2011              1,831,939
                                                                                                                  ---------------
                                                                                                                        7,372,876

Energy - Exploration &           1,000,000   Exco Holdings, Inc. Term Loan, 10.25% due 8/30/2006                          992,500
Production - 1.2%                1,500,000   Txok Acquisition Term Loan C, 8.875% due 9/27/2010                         1,518,750
                                                                                                                  ---------------
                                                                                                                        2,511,250

Energy - Other - 2.0%            2,000,000   Cheniere Energy, Inc. Term Loan B, 6.77% - 6.95% due 8/31/2012             2,016,250
                                 1,000,000   EPCO, Inc. Term Loan B Tranche 3, 6.418% - 6.60% due 8/18/2010             1,015,156
                                 1,000,000   Key Energy Services, Inc. Term Loan B, 7.02% due 6/30/2012                 1,015,417
                                                                                                                  ---------------
                                                                                                                        4,046,823

Gaming - 8.1%                    1,990,000   Herbst Gaming, Inc. Term Loan, 6.02% - 6.20% due 10/08/2010                2,016,119
                                 3,195,000   MGM Mirage Revolving Line of Credit, 5.07% - 5.69% due 4/08/2012           3,115,125
                                   973,043   Mississippi Band of Choctaw Indians Term Loan, 5.91% - 6.45%
                                             due 11/04/2011                                                               984,598
                                 3,250,000   Penn National Gaming, Inc. Term Loan B, 5.89% due 9/01/2007                3,295,958
                                   953,392   Pinnacle Entertainment, Inc. Delay Draw Term Loan, 7.22%
                                             due 8/27/2010                                                                961,138
                                 1,100,000   Pinnacle Entertainment, Inc. Term Loan B, 7.22% due 8/27/2010              1,107,563
                                   580,000   Trump Entertainment Resorts Holdings LP Revolving Line of Credit,
                                             6.21% - 6.85% due 5/01/2010                                                  562,600
                                   997,500   Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                             5.93% - 6.14% due 5/01/2012                                                1,007,475
                                 1,000,000   Venetian Casino Resort LLC Delayed Draw Term Loan,
                                             5.461% due 6/15/2011                                                       1,009,375
                                 2,400,000   Venetian Casino Resort LLC Term Loan B, 5.77% due 6/15/2011                2,422,500
                                                                                                                  ---------------
                                                                                                                       16,482,451

Health Care - 3.4%               1,980,000   Community Health Systems, Inc. Term Loan, 5.97% - 6.16%
                                             due 8/19/2011                                                              2,005,987
                                 1,000,000   Duloxetine Royalty Term Loan, 8.688% due 10/18/2013                        1,005,000
                                 1,571,063   HealthSouth Corp. Term Loan, 6.53% due 3/08/2010                           1,580,145
                                   425,000   HealthSouth Corp. Tranche B Term Loan, 6.364% due 3/08/2010                  427,457
                                 1,846,154   Psychiatric Solutions, Inc. Term Loan B, 5.73% due 7/01/2012               1,873,462
                                                                                                                  ---------------
                                                                                                                        6,892,051

Housing - 6.4%                   2,743,125   Associated Materials, Inc. Term Loan, 5.89% - 6.84% due 8/29/2010          2,756,840
                                 2,285,259   General Growth Properties, Inc. Term Loan B, 6.22% due 11/12/2008          2,301,827
                                 3,112,541   Headwaters, Inc. Term Loan B-1, 6.43% - 7.75% due 4/30/2011                3,142,369
                                   937,368   LIONS Gables Realty Term Loan B, 5.84% due 9/30/2006                         942,055
                                 2,263,437   Lake at Las Vegas Joint Venture First Lien Term Loan, 6.16% - 6.59%
                                             due 11/01/2009                                                             2,286,072
                                 1,481,250   Nortek, Inc. Term Loan, 5.91% - 8.25% due 8/27/2011                        1,496,988
                                                                                                                  ---------------
                                                                                                                       12,926,151

Information Technology - 1.8%    1,323,750   Fidelity National Information Solutions, Inc. Term Loan B, 5.864%
                                             due 3/09/2013                                                              1,329,246
                                 2,382,000   Viasystems, Inc. Replacement Tranche B Term Loan, 8.27% - 8.38%
                                             due 9/30/2009                                                              2,417,730
                                                                                                                  ---------------
                                                                                                                        3,746,976

Leisure - 3.0%                   2,000,000   24 Hour Fitness Term Loan B, 6.78% due 6/08/2012                           2,031,250
                                 3,997,841   True Temper Sports, Inc. Term Loan B, 6.53% - 8.75% due 3/15/2011          4,037,819
                                                                                                                  ---------------
                                                                                                                        6,069,069

Manufacturing - 6.4%             3,831,051   Amsted Industries, Inc. Term Loan B-1, 6.52% - 6.885%
                                             due 10/15/2010                                                             3,886,919
                                 2,634,712   Blount, Inc. US Term Loan B, 6% - 7.50% due 8/09/2010                      2,663,254
                                 1,435,149   GenTek, Inc. First Lien Term Loan, 6.37% - 7.31% due 2/28/2011             1,445,554
                                 1,990,000   Metokote Corp. Second Lien Term Loan, 7.17% - 7.25%
                                             due 11/27/2011                                                             1,997,463
                                 3,000,000   Mueller Group LLC Term Loan B, 6.30% - 6.66% due 10/03/2012                3,042,858
                                                                                                                  ---------------
                                                                                                                       13,036,048

Packaging - 3.0%                   425,078   Berry Plastics Corp. Term Loan, 6.105% due 7/22/2010                         430,480
                                   572,422   Berry Plastics Corp. Tranche 2 Term Loan B, 6.105% due 12/02/2011            579,695
                                 4,962,500   Graham Packaging Co. LP Term Loan B, 5.94% - 6.56%
                                             due 10/07/2011                                                             5,034,223
                                                                                                                  ---------------
                                                                                                                        6,044,398

Paper - 1.4%                       832,595   Boise Cascade Holdings LLC Tranche D Term Loan, 5.78% - 6%
                                             due 10/28/2011                                                               843,696
                                 1,517,941   Smurfit Stone Container Corp. Term Loan C, 5.875% - 6.438%
                                             due 11/01/2011                                                             1,536,442
                                   467,059   Smurfit Stone Container Corp. Tranche C, 5.875% - 6.125%
                                             due 11/01/2011                                                               472,751
                                                                                                                  ---------------
                                                                                                                        2,852,889

Retail - 1.2%                    1,363,405   General Nutrition Centers, Inc. Tranche B Term Loan, 7.22% - 7.40%
                                             due 12/05/2009                                                             1,382,152
                                 1,000,000   The Neiman Marcus Group, Inc. Term Loan, 6.475% due 4/06/2013              1,005,682
                                                                                                                  ---------------
                                                                                                                        2,387,834

Service - 1.7%                   2,463,798   United Rentals, Inc. Term Loan, 6.45% due 2/14/2011                        2,491,824
                                    99,261   United Rentals, Inc. Tranche B Credit Linked Deposit, 3.864%
                                             due 2/14/2011                                                                100,390
                                   250,000   Wastequip, Inc. Second Lien Term Loan, 10.02% due 7/15/2012                  253,438
                                   498,750   Wastequip, Inc. Tranche 2 Term Loan B, 6.52% due 7/15/2011                   506,231
                                                                                                                  ---------------
                                                                                                                        3,351,883

Telecommunications - 2.7%        2,500,000   Alaska Communications Systems Holdings, Inc. Term Loan, 5.49%
                                             due 2/01/2012                                                              2,533,125
                                 3,000,000   Alaska Communications Systems Holdings, Inc. Term Loan B, 5.59%
                                             due 2/01/2012                                                              3,039,750
                                                                                                                  ---------------
                                                                                                                        5,572,875

Utility - 18.4%                  5,000,000   Aquila, Inc. Term Loan, 9.624% due 9/14/2009                               5,225,000
                                 2,000,000   Calpine Generating Co., LLC First Lien Term Loan, 7.61%
                                             due 4/01/2009                                                              2,041,876
                                 6,500,000   Calpine Generating Co., LLC Term Loan, 9.61% due 3/12/2010                 6,599,125
                                 1,553,431   Cogentrix Delaware Holdings, Inc. Term Loan, 5.78% due 4/15/2012           1,572,364
                                 1,990,244   Covanta Energy Corp. First Lien Letter of Credit, 3.36%
                                             due 6/24/2012                                                              2,018,854
                                 1,605,732   Covanta Energy Corp. First Lien Term Loan, 6.46% due 6/24/2012             1,628,814
                                 1,700,000   Covanta Energy Corp. Second Lien Term Loan, 9.46% - 9.69%
                                             due 6/24/2013                                                              1,712,750
                                   750,000   El Paso Corp. Deposit Account, 5.17% due 11/23/2009                          753,906
                                 1,230,000   El Paso Corp. Term Loan, 6.813% due 11/23/2009                             1,238,114
                                 1,980,000   KGen LLC Tranche A Term Loan, 6.645% due 8/05/2011                         1,977,525
                                 1,500,000   LSP Kendall Term Loan A, 6.09% due 10/07/2013                              1,495,782
                                 2,000,000   Primary Energy Finance LLC Term Loan, 6.02% due 8/23/2012                  2,027,084
                                 1,290,250   Reliant Energy, Inc. Term Loan, 6.089% - 6.566% due 4/30/2010              1,292,267
                                 4,296,816   Riverside Energy Center Term Loan, 8.493% due 6/24/2011                    4,447,205
                                   339,834   Rocky Mountain Energy Center LLC Credit Linked Deposit, 7.93%
                                             due 6/24/2011                                                                351,728
                                 2,973,506   Rocky Mountain Energy Center LLC Term Loan, 8.493%
                                             due 6/24/2011                                                              3,077,579
                                                                                                                  ---------------
                                                                                                                       37,459,973

                                             Total Floating Rate Loan Interests
                                             (Cost - $199,704,006) - 99.5%                                            202,131,268


                                             Corporate Bonds
Aerospace & Defense - 0.5%       1,000,000   Transdigm, Inc., 8.375% due 7/15/2011                                      1,035,000

Airlines - 1.0%                  2,000,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                       1,974,392

Broadcasting - 2.1%              1,200,000   Emmis Communications Corp., 10.366% due 6/15/2012 (b)                      1,201,500
                                 3,000,000   Paxson Communications Corp., 6.90% due 1/15/2010 (a)(b)                    3,007,500
                                                                                                                  ---------------
                                                                                                                        4,209,000

Cable - U.S. - 1.5%              2,000,000   Charter Communications Holdings II LLC, 10.25% due 9/15/2010               1,990,000
                                 1,000,000   Mediacom Broadband LLC, 11% due 7/15/2013                                  1,075,000
                                                                                                                  ---------------
                                                                                                                        3,065,000

Chemicals - 1.0%                 1,646,000   GEO Specialty Chemicals, Inc., 12.016% due 12/31/2009 (c)                  1,432,020
                                   625,000   Nova Chemical Corp., 7.561% due 11/15/2013 (a)(b)                            637,500
                                                                                                                  ---------------
                                                                                                                        2,069,520

Diversified Media - 0.1%           250,000   Universal City Florida Holding Co. I, 9% due 5/01/2010 (b)                   253,125

Food & Tobacco - 1.1%              250,000   AmeriQual Group LLC, 9% due 4/01/2012 (a)                                    258,750
                                 2,000,000   Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                  1,880,000
                                                                                                                  ---------------
                                                                                                                        2,138,750

Gaming - 4.4%                    5,000,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                             4,906,250
                                 1,000,000   Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                          1,020,000
                                 3,000,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                         3,090,000
                                                                                                                  ---------------
                                                                                                                        9,016,250

Health Care - 3.2%               4,143,000   Alpharma, Inc., 3% due 6/01/2006 (c)                                       5,473,939
                                 1,000,000   US Oncology Holdings, Inc., 9.264% due 3/15/2015 (b)                         987,500
                                                                                                                  ---------------
                                                                                                                        6,461,439

Housing - 0.5%                   1,000,000   Building Materials Corp. of America, 8% due 12/01/2008                     1,010,000

Information Technology - 3.7%      525,000   Activant Solutions, Inc., 10.054% due 4/01/2010 (a)(b)                       538,125
                                 1,000,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (c)                       1,167,500
                                 2,000,000   MagnaChip Semiconductor SA, 7.741% due 12/15/2011 (b)                      2,020,000
                                 2,000,000   MagnaChip Semiconductor SA, 8% due 12/15/2014                              1,850,000
                                 2,000,000   Quantum Corp., 4.375% due 8/01/2010 (c)                                    1,897,500
                                                                                                                  ---------------
                                                                                                                        7,473,125

Leisure - 0.4%                   1,000,000   True Temper Sports, Inc., 8.375% due 9/15/2011                               900,000

Manufacturing - 0.6%             1,000,000   Invensys Plc, 9.875% due 3/15/2011 (a)                                       980,000
                                   342,000   Medis Technologies Ltd., 6% due 7/15/2010 (a)(c)                             307,800
                                                                                                                  ---------------
                                                                                                                        1,287,800

Packaging - 0.5%                   900,000   Pliant Corp., 13% due 6/01/2010 (f)                                          171,000
                                 1,000,000   US Can Corp., 12.375% due 10/01/2010                                         945,000
                                                                                                                  ---------------
                                                                                                                        1,116,000

Paper - 3.0%                     2,000,000   Abitibi-Consolidated, Inc., 7.991% due 6/15/2011 (b)                       1,920,000
                                   250,000   Boise Cascade LLC, 7.025% due 10/15/2012 (b)                                 242,500
                                 2,000,000   Bowater, Inc., 7.491% due 3/15/2010 (b)                                    1,960,000
                                 2,000,000   Tembec Industries, Inc., 8.625% due 6/30/2009                              1,320,000
                                 1,000,000   Tembec Industries, Inc., 8.50% due 2/01/2011                                 600,000
                                                                                                                  ---------------
                                                                                                                        6,042,500

Retail - 1.0%                    2,000,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (a)                           2,035,000

Telecommunications - 1.7%          800,000   Qwest Corp., 7.741% due 6/15/2013 (a)(b)                                     862,000
                                 3,000,000   Terremark Worldwide, Inc., 9% due 6/15/2009 (c)                            2,505,000
                                                                                                                  ---------------
                                                                                                                        3,367,000

Utility - 3.1%                   3,500,000   Electricidad de Caracas Finance BV, 10.25% due 10/15/2014 (a)              3,710,000
                                 3,000,000   Reliant Energy, Inc., 6.75% due 12/15/2014                                 2,625,000
                                                                                                                  ---------------
                                                                                                                        6,335,000

Wireless Communications - 0.9%   1,100,000   Dobson Cellular Systems, 9% due 11/01/2011 (b)                             1,141,250
                                   325,000   Dobson Communications Corp., 8.40% due 10/15/2012 (a)(b)                     320,125
                                   250,000   Rogers Wireless Communications, Inc., 7.616% due 12/15/2010 (b)              258,125
                                                                                                                  ---------------
                                                                                                                        1,719,500

                                             Total Corporate Bonds (Cost - $63,623,394) - 30.3%                        61,508,401


                                    Shares
                                      Held   Common Stocks
Chemicals - 0.0%                    10,732   GEO Specialty Chemicals, Inc. (d)                                             48,294

                                             Total Common Stocks
                                             (Cost - $0) - 0.0%                                                            48,294


                                             Warrants (g)
Utility - 0.0%                      14,548   Reliant Resources (expires 10/25/2008)                                        75,795

                                             Total Warrants (Cost - $0) - 0.0%                                             75,795


                                      Face
                                    Amount   Short-Term Securities
                              $    948,450   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (e)                  948,450

                                             Total Short-Term Securities (Cost - $948,450) - 0.5%                         948,450

                                             Total Investments (Cost - $264,275,850*) - 130.3%                        264,712,208
                                             Liabilities in Excess of Other Assets - (30.3%)                         (61,632,119)
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   203,080,089
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     264,275,850
                                                  =================
    Gross unrealized appreciation                 $       3,683,581
    Gross unrealized depreciation                       (3,247,223)
                                                  -----------------
    Net unrealized appreciation                   $         436,358
                                                  =================

 ** Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate note.

(c) Convertible security.

(d) Non-income producing security.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                    $   854,103      $   18,989

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Floating Rate Income Strategies Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund II, Inc.


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund II, Inc.


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Floating Rate Income Strategies Fund II, Inc.

Date: January 25, 2006